Note P - Equity - Summary of Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, warrants (in shares)	4,689,387	4,689,387
Outstanding, weighted average exercise price, warrants (in dollars per share)	$ 6.04	$ 6.04
Outstanding, weighted average remaining contractual life, warrants (Year)	2 years 7 months 2 days	3 years 5 months 23 days	4 years 5 months 23 days
Granted, warrants (in shares)	200,000
Granted, weighted average exercise price, warrants (in dollars per share)	$ 3.00
Exercised, warrants (in shares)		0
Exercised, weighted average exercise price, warrants (in dollars per share)	$ 0	$ 0
Forfeited, warrants (in shares)	0	0
Forfeited, weighted average exercise price, warrants (in dollars per share)	$ 0	$ 0
Expired, warrants (in shares)	(17,362)	0
Expired, weighted average exercise price, warrants (in dollars per share)	$ 28.80	$ 0
Forfeited, weighted average exercise price, warrants (in dollars per share)	$ 0	$ 0
Outstanding, warrants (in shares)	4,872,025	4,689,387	4,689,387
Outstanding, weighted average exercise price, warrants (in dollars per share)	$ 5.83	$ 6.04	$ 6.04
Public Offering Warrants [Member]
Granted, warrants (in shares)		0
Granted, weighted average exercise price, warrants (in dollars per share)		$ 0
Pre-Funded Warrants [Member]
Exercised, warrants (in shares)	0